Segment Information - Schedule of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	₩ 33,128	₩ 25,465	₩ 23,506
Korea
Disclosure of geographical areas [line items]
Non-current assets	25,904	18,990	15,488
Overseas
Disclosure of geographical areas [line items]
Non-current assets	7,224	6,475	8,018
Taiwan
Disclosure of geographical areas [line items]
Non-current assets	₩ 2,584	₩ 2,613	₩ 3,528